INVENTORY, NET	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
INVENTORY, NET	INVENTORY, NET

(US$ MILLIONS)	2021	2020
Raw materials and consumables	$245	$254
Work in progress	139	119
Finished goods and other	196	340
Carrying amount of inventories	$580	$713
The amount of inventory written down was as follows:

(US$ MILLIONS)	2021	2020	2019
Inventory obsolescence provision - beginning	$12	$20	$19
Add: increase in provision	2	3	2
Deduct: inventory obsolescence write off	(4)	(12)	(1)
Impact of foreign exchange	—	1	—
Inventory obsolescence provision - ending	$10	$12	$20